Commitments and Contingencies (Schedule of Plumbing Actions) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loss Contingencies [Line Items]
Total	$ 5	$ 6	$ 59
Advanced Engineered Materials [Member] | Plumbing Actions [Member]
Loss Contingencies [Line Items]
Recoveries	1	2	14
Legal reserve reductions	4	4	45
Total	$ 5	$ 6	$ 59